Quarterly Holdings Report
for
Fidelity® SAI International SMA Completion Fund
January 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
ISM-NPRT1-0423
1.9893102.103
Common Stocks - 93.3%
	Shares	Value ($)
Australia - 2.2%
Aristocrat Leisure Ltd.	439,217	10,604,126
Canada - 8.5%
Constellation Software, Inc.	10,836	19,144,672
First Quantum Minerals Ltd.	381,868	8,859,693
Tourmaline Oil Corp.	302,879	14,115,611
TOTAL CANADA		42,119,976
Cayman Islands - 2.5%
Anta Sports Products Ltd.	398,089	6,038,460
Li Ning Co. Ltd.	635,337	6,280,728
TOTAL CAYMAN ISLANDS		12,319,188
China - 0.7%
Kweichow Moutai Co. Ltd. (A Shares)	11,800	3,236,309
France - 8.4%
Capgemini SA	51,685	9,771,328
Edenred SA	36,806	2,000,282
Sartorius Stedim Biotech	28,179	9,769,438
Teleperformance	71,774	19,897,422
TOTAL FRANCE		41,438,470
Germany - 3.9%
Hannover Reuck SE	93,982	19,024,525
India - 7.5%
Axis Bank Ltd.	518,478	5,553,129
Housing Development Finance Corp. Ltd.	369,892	11,933,032
Kotak Mahindra Bank Ltd.	118,518	2,521,638
Reliance Industries Ltd.	584,671	16,902,089
TOTAL INDIA		36,909,888
Indonesia - 4.4%
PT Bank Central Asia Tbk	21,605,187	12,261,141
PT Bank Rakyat Indonesia (Persero) Tbk	31,170,438	9,558,974
TOTAL INDONESIA		21,820,115
Ireland - 2.2%
Kingspan Group PLC (Ireland)	166,007	10,611,901
Italy - 2.1%
FinecoBank SpA	566,176	10,125,275
Japan - 24.5%
Itochu Corp.	763,666	24,683,088
Keyence Corp.	60,824	28,001,481
Minebea Mitsumi, Inc.	1,267,536	22,096,579
Misumi Group, Inc.	199,574	5,022,774
Nomura Research Institute Ltd.	249,371	5,986,798
Olympus Corp.	476,400	8,956,142
Recruit Holdings Co. Ltd.	274,120	8,815,772
Relo Group, Inc.	152,001	2,575,871
TIS, Inc.	513,891	14,818,228
TOTAL JAPAN		120,956,733
Korea (South) - 1.6%
Samsung Electronics Co. Ltd.	162,644	8,091,453
Luxembourg - 4.3%
B&M European Value Retail SA	2,796,687	15,436,228
Eurofins Scientific SA	83,693	5,981,475
TOTAL LUXEMBOURG		21,417,703
Netherlands - 3.2%
IMCD NV	98,810	15,581,458
Spain - 5.2%
CaixaBank SA	2,783,505	12,350,301
Cellnex Telecom SA (a)	338,932	13,282,070
TOTAL SPAIN		25,632,371
Sweden - 6.2%
Indutrade AB	815,006	18,002,829
Investor AB (B Shares)	637,704	12,339,294
TOTAL SWEDEN		30,342,123
Switzerland - 2.5%
Sika AG	43,604	12,389,941
United Kingdom - 3.4%
Beazley PLC	717,596	5,883,177
JD Sports Fashion PLC	4,006,157	8,038,207
S4 Capital PLC (b)	1,110,703	2,996,094
TOTAL UNITED KINGDOM		16,917,478
TOTAL COMMON STOCKS (Cost $441,832,955)		459,539,033

Money Market Funds - 5.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c) (Cost $27,322,293)	27,316,829	27,322,293

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $469,155,248)	486,861,326
NET OTHER ASSETS (LIABILITIES) - 1.2%	5,784,703
NET ASSETS - 100.0%	492,646,029

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,282,070 or 2.7% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	43,600,978	47,842,238	64,120,923	363,266	-	-	27,322,293	0.1%
Total	43,600,978	47,842,238	64,120,923	363,266	-	-	27,322,293

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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